Long-Term Debt	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt
Long-term debt consisted of the following:

	March 31, 2016	December 31, 2015
Revolving Credit Agreement	$52,500	$52,500
Term Loan Credit Facility	196,000	196,500
Less: Unamortized original issue discount	(1,459)	(1,529)
Less: Unamortized debt issuance costs	(4,150)	(4,354)
Other notes payable	5,667	6,924
Total debt	248,558	250,041
Less: current portion of long-term debt	(2,816)	(3,258)
Long-term debt	$245,742	$246,783

Revolving Credit Agreement
On April 28, 2014, the Partnership entered into an amended and restated credit agreement (the "Revolving Credit Agreement"). The Revolving Credit Agreement is a senior secured revolving credit facility that permits aggregate borrowings of up to $150,000, including a $25,000 sublimit for letters of credit and a $10,000 sublimit for swing line loans. The Revolving Credit Agreement matures on April 28, 2019. On November 5, 2015, the Partnership entered into a second amendment (the "Second Amendment") to the Revolving Credit Agreement. The Second Amendment provided for a reduction in the commitment level from $150,000 to $100,000. On April 28, 2016, the Partnership entered into a third amendment (the "Third Amendment") to the Revolving Credit Agreement which provides for a reduction in the commitment level to $75,000.
The Revolving Credit Agreement is secured by substantially all assets of the Partnership. In addition, the Partnership's subsidiaries have guaranteed the Partnership's obligations under the Revolving Credit Agreement and have granted to the revolving lenders security interests in substantially all of their respective assets.
Borrowings under the Second Amendment to the Revolving Credit Agreement bear interest at a rate equal to a Eurodollar rate plus an applicable margin of 4.50% per annum through June 30, 2017 (the "Effective Period").
The Revolving Credit Agreement also contains customary representations and warranties and customary affirmative and negative covenants, including limits or restrictions on the Partnership’s ability to incur liens, incur indebtedness, make certain restricted payments, merge or consolidate and dispose of assets. The Second Amendment to the Revolving Credit Agreement waives the compliance of customary financial covenants, which are a leverage ratio and minimum interest coverage ratio, through the Effective Period. In addition the Second Amendment established certain minimum quarterly EBITDA covenants, allows distributions to unitholders up to 50% of quarterly distributable cash flow after quarterly debt payments on the term loan, and requires that capital expenditures during 2016 not exceed $28,000. The Third Amendment waives the minimum quarterly EBITDA covenants, establishes a maximum EBITDA loss for the six months ending March 31, 2017 and provides for an equity cure that can be applied to EBITDA covenant ratios for 2017 and all future periods. In addition, the Revolving Credit Agreement contains customary events of default (some of which are subject to applicable grace or cure periods), including among other things, non-payment defaults, covenant defaults, cross-defaults to other material indebtedness, bankruptcy and insolvency defaults and material judgment defaults. The Third Amendment also contains an event of default should the Partnership be unable to fund $25,000 of gross equity issuance proceeds within 45 days of the effective date. On April 28, 2016, the Partnership entered into an underwriting agreement with an investment bank for a firm commitment underwriting of a common unit offering, which is expected to fund approximately $40,000 of gross equity issuance proceeds on or about May 4, 2016. The Partnership makes no assurance regarding the successful funding of this underwriting commitment. See further discussion in Note 14 - Subsequent Events. If the Partnership is not successful in funding the $25,000 of gross equity required by the Third Amendment, such events of default could entitle the lenders to cause any or all of the Partnership’s indebtedness under the Revolving Credit Agreement to become immediately due and payable. If such a default were to occur, and resulted in a cross default of the Term Loan Credit Agreement, all of our outstanding debt obligations could be accelerated resulting in substantial doubt regarding the Partnership’s ability to meet its obligations over the next twelve months and continue as a going concern.
As of March 31, 2016, we were in compliance with the covenants contained in the Revolving Credit Agreement. Our ability to comply with such covenants in the future could be affected by the levels of cash flows from our operations and events or circumstances beyond our control.  If market or other economic conditions deteriorate, our risk of non-compliance may increase.
As of March 31, 2016, we had $39,847 of undrawn borrowing capacity ($100,000, net of $52,500 indebtedness and $7,653 letter of credit commitments) under our Revolving Credit Agreement.
Term Loan Credit Facility
On April 28, 2014, the Partnership entered into a credit agreement (the "Term Loan Credit Agreement") providing for a senior secured term loan credit facility (the “Term Loan Credit Facility”) that permits aggregate borrowings of up to $200,000, which was fully drawn on April 28, 2014. The Term Loan Credit Agreement permits the Partnership, at its option, to add one or more incremental term loan facilities in an aggregate amount not to exceed $100,000. Any incremental term loan facility would be on terms to be agreed among the Partnership, the administrative agent and the lenders who agree to participate in the incremental facility. The maturity date of the Term Loan Credit Facility is April 28, 2021.
The Term Loan Credit Agreement is secured by substantially all assets of the Partnership. In addition, the Partnership’s subsidiaries have guaranteed the Partnership’s obligations under the Term Loan Credit Agreement and have granted to the lenders security interests in substantially all of their respective assets.
Borrowings under the Term Loan Credit Agreement bear interest at a rate equal to, at the Partnership’s option, either (1) a base rate plus an applicable margin of 2.75% per annum or (2) a Eurodollar rate plus an applicable margin of 3.75% per annum, subject to a LIBOR floor of 1.00%.
The Term Loan Credit Agreement contains customary representations and warranties and customary affirmative and negative covenants, including limits or restrictions on the Partnership’s ability to incur liens, incur indebtedness, make certain restricted payments, merge or consolidate and dispose of assets. In addition, it contains customary events of default that entitle the lenders to cause any or all of the Partnership’s indebtedness under the Term Loan Credit Agreement to become immediately due and payable. The events of default (some of which are subject to applicable grace or cure periods), include, among other things, non-payment defaults, covenant defaults, cross-defaults to other material indebtedness, bankruptcy and insolvency defaults and material judgment defaults. As of March 31, 2016, we were in compliance with the terms of the agreement.
As of March 31, 2016, we had $190,391 indebtedness ($196,000, net of $1,459 of discounts and $4,150 of debt issuance costs) under our Term Loan Credit Facility, which carried an interest rate of 4.75% as of March 31, 2016.
Other Notes Payable
On October 24, 2014, the Partnership entered into a purchase and sales agreement to acquire land and underlying frac sand deposits. Through March 31, 2016, the Partnership paid total cash consideration of $5,000, and issued two three-year promissory notes in the amounts of $3,676, each, in connection with this agreement. The three-year promissory notes accrue interest at a rate equal to the applicable short-term federal rate, which was 0.75% as of March 31, 2016. All principal and accrued interest is due and payable at the end of the three-year note terms in October 2017 and December 2018, respectively. However, the notes may be prepaid on a quarterly basis during the three-year terms if sand is extracted, delivered, sold and paid for from the properties.
During the three months ended March 31, 2016, the Partnership made a prepayment of $1,258 based on the volume of sand extracted, delivered, sold and paid for during the fourth quarter of 2015. In the second quarter of 2016, the Partnership will make a prepayment of approximately $816 based on the volume of sand extracted, delivered, sold and paid for through the first quarter of 2016. We did not make any prepayments during the three months ended March 31, 2015.

Long-Term Debt
Long-term debt consisted of the following:

	June 30, 2016	December 31, 2015
Revolving Credit Agreement	$—	$52,500
Term Loan Credit Facility	195,500	196,500
Less: Unamortized original issue discount	(1,388)	(1,529)
Less: Unamortized debt issuance costs	(3,946)	(4,354)
Other notes payable	4,991	6,924
Total debt	195,157	250,041
Less: current portion of long-term debt	(2,917)	(3,258)
Long-term debt	$192,240	$246,783

Revolving Credit Agreement
On April 28, 2014, the Partnership entered into an amended and restated credit agreement (the "Revolving Credit Agreement"). The Revolving Credit Agreement is a senior secured revolving credit facility that permits aggregate borrowings of up to $150,000, including a $25,000 sublimit for letters of credit and a $10,000 sublimit for swing line loans. The Revolving Credit Agreement matures on April 28, 2019. On November 5, 2015, the Partnership entered into a second amendment (the "Second Amendment") to the Revolving Credit Agreement. The Second Amendment provided for a reduction in the commitment level from $150,000 to $100,000. On April 28, 2016, the Partnership entered into a third amendment (the "Third Amendment") to the Revolving Credit Agreement which provides for a reduction in the commitment level to $75,000. The previously outstanding balance of $52,500 under the Revolving Credit Agreement was paid in full as of June 30, 2016.
The Revolving Credit Agreement is secured by substantially all assets of the Partnership. In addition, the Partnership's subsidiaries have guaranteed the Partnership's obligations under the Revolving Credit Agreement and have granted to the revolving lenders security interests in substantially all of their respective assets.
Borrowings under the Revolving Credit Agreement, as amended, bear interest at a rate equal to a Eurodollar rate plus an applicable margin of 4.50% per annum through June 30, 2017 (the "Effective Period").
The Revolving Credit Agreement also contains customary representations and warranties and customary affirmative and negative covenants, including limits or restrictions on the Partnership’s ability to incur liens, incur indebtedness, make certain restricted payments, merge or consolidate and dispose of assets. The Second Amendment to the Revolving Credit Agreement waives the compliance of customary financial covenants, which are a leverage ratio and minimum interest coverage ratio, through the Effective Period. In addition the Second Amendment established certain minimum quarterly EBITDA covenants, allows distributions to unitholders up to 50% of quarterly distributable cash flow after quarterly debt payments on the term loan, and requires that capital expenditures during 2016 not exceed $28,000. The Third Amendment waives the minimum quarterly EBITDA covenants, establishes a maximum EBITDA loss for the six months ending March 31, 2017 and provides for an equity cure that can be applied to EBITDA covenant ratios for 2017 and all future periods. In addition, the Revolving Credit Agreement contains customary events of default (some of which are subject to applicable grace or cure periods), including among other things, non-payment defaults, covenant defaults, cross-defaults to other material indebtedness, bankruptcy and insolvency defaults and material judgment defaults. Such events of default could entitle the lenders to cause any or all of the Partnership’s indebtedness under the Revolving Credit Agreement to become immediately due and payable. If such a default were to occur, and resulted in a cross default of the Term Loan Credit Agreement, all of our outstanding debt obligations could be accelerated resulting in substantial doubt regarding the Partnership’s ability to meet its obligations over the next twelve months and continue as a going concern.
As of June 30, 2016, we were in compliance with the covenants contained in the Revolving Credit Agreement. Our ability to comply with such covenants in the future could be affected by the levels of cash flows from our operations and events or circumstances beyond our control.  If market or other economic conditions deteriorate, our risk of non-compliance may increase.
As of June 30, 2016, we had no indebtedness and $67,413 of undrawn borrowing capacity ($75,000, net of $7,587 letter of credit commitments) under our Revolving Credit Agreement.
Term Loan Credit Facility
On April 28, 2014, the Partnership entered into a credit agreement (the "Term Loan Credit Agreement") providing for a senior secured term loan credit facility (the “Term Loan Credit Facility”) that permits aggregate borrowings of up to $200,000, which has been fully drawn. The Term Loan Credit Agreement permits the Partnership, at its option, to add one or more incremental term loan facilities in an aggregate amount not to exceed $100,000. Any incremental term loan facility would be on terms to be agreed among the Partnership, the administrative agent and the lenders who agree to participate in the incremental facility. The maturity date of the Term Loan Credit Facility is April 28, 2021.
The Term Loan Credit Agreement is secured by substantially all assets of the Partnership. In addition, the Partnership’s subsidiaries have guaranteed the Partnership’s obligations under the Term Loan Credit Agreement and have granted to the lenders security interests in substantially all of their respective assets.
Borrowings under the Term Loan Credit Agreement bear interest at a rate equal to, at the Partnership’s option, either (1) a base rate plus an applicable margin of 2.75% per annum or (2) a Eurodollar rate plus an applicable margin of 3.75% per annum, subject to a LIBOR floor of 1.00%.
The Term Loan Credit Agreement contains customary representations and warranties and customary affirmative and negative covenants, including limits or restrictions on the Partnership’s ability to incur liens, incur indebtedness, make certain restricted payments, merge or consolidate and dispose of assets. In addition, it contains customary events of default that entitle the lenders to cause any or all of the Partnership’s indebtedness under the Term Loan Credit Agreement to become immediately due and payable. The events of default (some of which are subject to applicable grace or cure periods), include, among other things, non-payment defaults, covenant defaults, cross-defaults to other material indebtedness, bankruptcy and insolvency defaults and material judgment defaults. As of June 30, 2016, we were in compliance with the terms of the agreement.
As of June 30, 2016, we had $190,166 indebtedness ($195,500, net of $1,388 of discounts and $3,946 of debt issuance costs) under our Term Loan Credit Facility, which carried an interest rate of 4.75% as of June 30, 2016.
Other Notes Payable
On October 24, 2014, the Partnership entered into a purchase and sales agreement to acquire land and underlying frac sand deposits. Through June 30, 2016, the Partnership paid total cash consideration of $5,000, and issued two three-year promissory notes in the amounts of $3,676, each, in connection with this agreement. The three-year promissory notes accrue interest at a rate equal to the applicable short-term federal rate, which was 0.70% as of June 30, 2016. All principal and accrued interest is due and payable at the end of the three-year note terms in October 2017 and December 2018, respectively. However, the notes may be prepaid on a quarterly basis during the three-year terms if sand is extracted, delivered, sold and paid for from the properties.
During the three and six months ended June 30, 2016, the Partnership made prepayments of $676 and $1,934 based on the volume of sand extracted, delivered, sold and paid for, respectively. In July 2016, the Partnership made a prepayment of approximately $917 based on the volume of sand extracted, delivered, sold and paid for through the second quarter of 2016. We did not make any prepayments during the six months ended June 30, 2015.

Long-Term Debt
Long-term debt consisted of the following:

	December 31,
	2015	2014
Term Loan Credit Facility	$194,971	$196,688
Revolving Credit Agreement	52,500	—
Other notes payable	6,924	3,676
Less: current portion of long-term debt	(3,258)	(2,000)
Long-term debt	$251,137	$198,364

Revolving Credit Facility
On August 21, 2012, the Partnership entered into a credit agreement (the “Prior Credit Agreement”) providing for a $100,000 senior secured revolving credit facility (the “Prior Credit Facility”). In connection with our acquisition of a preferred interest in Augusta, on January 31, 2013, the Partnership entered into a consent and first amendment to the Prior Credit Agreement whereby the lending banks, among other things, agreed to amend the Prior Credit Agreement to permit the acquisition by the Partnership of a preferred equity interest in Hi-Crush Augusta LLC. On May 9, 2013, in connection with our acquisition of D&I, the Partnership entered into a commitment increase agreement and second amendment to the Prior Credit Agreement whereby the lending banks, among other things, consented to the increase of the aggregate commitments by $100,000 to a total of $200,000 and addition of lenders to the lending bank group. The outstanding balance of the Prior Credit Facility was paid in full on April 15, 2014.
On April 28, 2014, the Partnership replaced the Prior Credit Facility by entering into an amended and restated credit agreement (the "Revolving Credit Agreement"). The Revolving Credit Agreement is a senior secured revolving credit facility that permits aggregate borrowings of up to $150,000, including a $25,000 sublimit for letters of credit and a $10,000 sublimit for swing line loans. The Revolving Credit Agreement matures on April 28, 2019. On November 5, 2015, the Partnership entered into a second amendment (the "Second Amendment") to the Revolving Credit Agreement. The Second Amendment provides for a reduction in the commitment level from $150,000 to $100,000.
The Revolving Credit Agreement is secured by substantially all assets of the Partnership. In addition, the Partnership's subsidiaries have guaranteed the Partnership's obligations under the Revolving Credit Agreement and have granted to the revolving lenders security interests in substantially all of their respective assets.
Borrowings under the Second Amendment to our Revolving Credit Agreement bear interest at a rate equal to a Eurodollar rate plus an applicable margin of 4.50% per annum through June 30, 2017 (the "Effective Period").
The Second Amendment to our Revolving Credit Agreement waives the compliance of customary financial covenants, which are a leverage ratio and minimum interest coverage ratio, through the Effective Period. In addition the Second Amendment establishes certain minimum quarterly EBITDA covenants, allows distributions to unitholders up to 50% of quarterly distributable cash flow after quarterly debt payments on the term loan, and requires that capital expenditures during 2016 not exceed $28,000. The Revolving Credit Agreement also contains customary representations and warranties and customary affirmative and negative covenants, including limits or restrictions on the Partnership’s ability to incur liens, incur indebtedness, make certain restricted payments, merge or consolidate, and dispose of assets. In addition, it contains customary events of default that entitle the lenders to cause any or all of the Partnership’s indebtedness under the Revolving Credit Agreement to become immediately due and payable. The events of default (some of which are subject to applicable grace or cure periods), include among other things, non-payment defaults, covenant defaults, cross-defaults to other material indebtedness, bankruptcy and insolvency defaults, and material judgment defaults. As of December 31, 2015, we were in compliance with the covenants contained in the Revolving Credit Agreement. Our ability to comply with such covenants in the future could be affected by the levels of cash flows from our operations and events or circumstances beyond our control.  If market or other economic conditions deteriorate, our risk of non-compliance may increase.
As of December 31, 2015, we had $39,847 of undrawn borrowing capacity ($100,000, net of $52,500 indebtedness and $7,653 letter of credit commitments) under our Revolving Credit Agreement.
Term Loan Credit Facility
On April 28, 2014, the Partnership entered into a credit agreement (the "Term Loan Credit Agreement") providing for a senior secured term loan credit facility (the “Term Loan Credit Facility”) that permits aggregate borrowings of up to $200,000, which was fully drawn on April 28, 2014. The Term Loan Credit Agreement permits the Partnership, at its option, to add one or more incremental term loan facilities in an aggregate amount not to exceed $100,000. Any incremental term loan facility would be on terms to be agreed among the Partnership, the administrative agent and the lenders who agree to participate in the incremental facility. The maturity date of the Term Loan Credit Facility is April 28, 2021.
The Term Loan Credit Agreement is secured by substantially all assets of the Partnership. In addition, the Partnership’s subsidiaries have guaranteed the Partnership’s obligations under the Term Loan Credit Agreement and have granted to the lenders security interests in substantially all of their respective assets.
Borrowings under the Term Loan Credit Agreement bear interest at a rate equal to, at the Partnership’s option, either (1) a base rate plus an applicable margin of 2.75% per annum or (2) a Eurodollar rate plus an applicable margin of 3.75% per annum, subject to a LIBOR floor of 1.00%.
The Term Loan Credit Agreement contains customary representations and warranties and customary affirmative and negative covenants, including limits or restrictions on the Partnership’s ability to incur liens, incur indebtedness, make certain restricted payments, merge or consolidate and dispose of assets. In addition, it contains customary events of default that entitle the lenders to cause any or all of the Partnership’s indebtedness under the Term Loan Credit Agreement to become immediately due and payable. The events of default (some of which are subject to applicable grace or cure periods), include, among other things, non-payment defaults, covenant defaults, cross-defaults to other material indebtedness, bankruptcy and insolvency defaults and material judgment defaults. As of December 31, 2015, we were in compliance with the terms of the agreement.
As of December 31, 2015, we had $194,971 indebtedness ($196,500, net of $1,529 of discounts) under our Term Loan Credit Facility, which carried an interest rate of 4.75% as of December 31, 2015.
Other Notes Payable
During the years end December 31, 2015 and 2014, the Partnership acquired land and underlying frac sand deposits. In connection with these acquisitions, the Partnership paid cash consideration of $5,000, and issued two three-year promissory notes in the amounts of $3,676. The three-year promissory notes accrue interest at a rate equal to the applicable short-term federal rate, which was 0.56% as of December 31, 2015. All principal and accrued interest is due and payable at the end of the three-year note terms in October 2017 and December 2018, respectively. However, the notes may be prepaid on a quarterly basis during the three-year terms if sand is extracted, delivered, sold and paid for from the properties.
During the year ended December 31, 2015, the Partnership made a prepayment of $428 based on the accumulated volume of sand extracted, delivered, sold and paid for. In January 2016, the Partnership made a prepayment of $1,258 based on the volume of sand extracted, delivered, sold and paid for through the fourth quarter of 2015. We did not make any prepayments during the year ended December 31, 2014.
As of December 31, 2015, future minimum debt repayments are as follows:

Fiscal Year	Amount
2016	$3,258
2017	3,990
2018	5,676
2019	54,500
2020	2,000
Thereafter	184,971
$254,395